Shareholder Report, Holdings (Details)	May 31, 2026
C000005044 | Comcast Corp.9346580
Holdings [Line Items]
Percent of Total Investments	2.10%
C000005044 | Prologis9348673
Holdings [Line Items]
Percent of Total Investments	2.00%
C000005044 | U.S. Treasury Notes9349193
Holdings [Line Items]
Percent of Total Investments	1.90%
C000005044 | U.S. Treasury Notes9349190
Holdings [Line Items]
Percent of Total Investments	1.90%
C000005044 | U.S. Treasury Notes9349179
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005044 | U.S. Treasury Notes9349205
Holdings [Line Items]
Percent of Total Investments	1.30%
C000005044 | Toyota Motor Corp.9345978
Holdings [Line Items]
Percent of Total Investments	1.30%
C000005044 | Bank of America Corp.9346565
Holdings [Line Items]
Percent of Total Investments	1.30%
C000005044 | Prologis9348669
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | U.S. Treasury Notes9349165
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005044 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005044 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005044 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005044 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005044 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005044 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000048038 | Comcast Corp.9346580
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048038 | Prologis9348673
Holdings [Line Items]
Percent of Total Investments	2.00%
C000048038 | U.S. Treasury Notes9349193
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048038 | U.S. Treasury Notes9349190
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048038 | U.S. Treasury Notes9349179
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048038 | U.S. Treasury Notes9349205
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048038 | Toyota Motor Corp.9345978
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048038 | Bank of America Corp.9346565
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048038 | Prologis9348669
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | U.S. Treasury Notes9349165
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048038 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048038 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048038 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000048038 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000048038 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000048038 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000048039 | Comcast Corp.9346580
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048039 | Prologis9348673
Holdings [Line Items]
Percent of Total Investments	2.00%
C000048039 | U.S. Treasury Notes9349193
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048039 | U.S. Treasury Notes9349190
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048039 | U.S. Treasury Notes9349179
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048039 | U.S. Treasury Notes9349205
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048039 | Toyota Motor Corp.9345978
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048039 | Bank of America Corp.9346565
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048039 | Prologis9348669
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | U.S. Treasury Notes9349165
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048039 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048039 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048039 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000048039 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000048039 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000048039 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.70%